Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 10.6%
	COMMUNICATIONS — 3.6%
$138,250	CSC Holdings LLC 3.112% (1-Month USD Libor+250 basis points), 4/15/2027[1,2]	$133,871
20,256	Meredith Corp. 3.489% (1-Month USD Libor+250 basis points), 1/31/2025[1,2]	18,129
87,300	Sprint Communications, Inc. 3.500% (1-Month USD Libor+250 basis points), 2/3/2024[1,2,3]	86,973
		238,973
	CONSUMER DISCRETIONARY — 3.2%
47,190	Eldorado Resorts, Inc. 3.250% (3-Month USD Libor+225 basis points), 4/17/2024[1,2,3]	42,058
126,788	Penn National Gaming, Inc. 2.989% (3-Month USD Libor+200 basis points), 10/19/2023[2,3]	100,480
74,721	TI Group Automotive Systems LLC 3.489% (3-Month USD Libor+250 basis points), 6/30/2022[1,2,3]	68,369
		210,907
	FINANCIALS — 1.7%
124,301	Resolute Investment Managers, Inc. 4.700% (3-Month USD Libor+325 basis points), 4/30/2022[1,2,3]	109,592
	HEALTH CARE — 1.0%
70,938	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[1,2,3]	67,746
	TECHNOLOGY — 1.1%
30,000	Presidio Holdings, Inc. 4.500% (1-Month USD Libor+350 basis points), 1/22/2027[1,2]	28,200
49,000	Weld North Education LLC 5.710% (3-Month USD Libor+425 basis points), 2/15/2025[1,2,3]	44,100
		72,300
	Total Bank Loans
	(Cost $768,081)	699,518
	CORPORATE BONDS — 86.5%
	COMMUNICATIONS — 9.2%
	AMC Networks, Inc.
16,000	4.750%, 12/15/2022[1]	15,515
45,000	5.000%, 4/1/2024[1]	43,200
	AT&T, Inc.
15,000	5.250%, 3/1/2037[1]	17,500
65,000	4.850%, 3/1/2039[1]	72,897
45,000	Cablevision Systems Corp. 5.875%, 9/15/2022	45,450
	CenturyLink, Inc.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$55,000	6.750%, 12/1/2023	$58,454
65,000	7.650%, 3/15/2042	63,050
24,000	Discovery Communications LLC 5.300%, 5/15/2049[1]	24,282
39,000	DISH DBS Corp. 6.750%, 6/1/2021	39,546
20,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	20,400
37,000	Meredith Corp. 6.875%, 2/1/2026[1]	32,460
67,000	Sprint Capital Corp. 6.875%, 11/15/2028	76,527
90,000	Verizon Communications, Inc. 3.000%, 3/22/2027[1]	94,817
		604,098
	CONSUMER DISCRETIONARY — 13.0%
65,000	Boyd Gaming Corp. 6.375%, 4/1/2026[1]	56,225
76,000	Brinker International, Inc. 3.875%, 5/15/2023	49,210
35,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[1]	31,500
66,000	Choice Hotels International, Inc. 5.750%, 7/1/2022	60,390
60,000	Cinemark USA, Inc. 5.125%, 12/15/2022[1]	47,400
25,000	Eldorado Resorts, Inc. 6.000%, 4/1/2025[1]	22,500
55,000	General Motors Financial Co., Inc. 4.150%, 6/19/2023[1]	50,028
26,000	Group 1 Automotive, Inc. 5.000%, 6/1/2022[1]	23,920
69,000	Hertz Corp. 6.250%, 10/15/2022[1]	48,335
32,000	KB Home 7.625%, 5/15/2023[1]	32,160
25,000	Lennar Corp. 4.750%, 4/1/2021[1]	24,750
40,000	Levi Strauss & Co. 5.000%, 5/1/2025[1]	37,800
48,000	Meritage Homes Corp. 6.000%, 6/1/2025[1]	44,280

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$26,000	Penske Automotive Group, Inc. 3.750%, 8/15/2020	$25,285
42,000	PulteGroup, Inc. 7.875%, 6/15/2032	46,200
50,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	41,250
60,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	60,000
51,000	Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/1/2023[1]	45,900
38,000	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[1]	37,620
35,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	32,514
35,000	United Airlines Holdings, Inc. 6.000%, 12/1/2020	33,600
		850,867
	CONSUMER STAPLES — 4.5%
54,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC 5.750%, 3/15/2025[1]	54,562
111,000	Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/2025[1]	119,159
51,000	General Mills, Inc. 4.200%, 4/17/2028[1]	56,152
62,000	Mondelez International, Inc. 3.625%, 5/7/2023[1]	65,057
		294,930
	ENERGY — 4.6%
27,000	Buckeye Partners LP 4.150%, 7/1/2023[1]	23,355
33,000	Energen Corp. 4.625%, 9/1/2021[1]	31,862
33,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	32,561
91,000	MPLX LP 2.099% (3-Month USD Libor+110 basis points), 9/9/2022[1,2]	84,664
50,000	Murphy Oil Corp. 6.875%, 8/15/2024[1]	29,625
53,000	Occidental Petroleum Corp. 4.300%, 8/15/2039[1]	22,214

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$48,000	PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/2023[1]	$29,760
36,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[1]	31,150
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%, 5/1/2023[1]	17,200
		302,391
	FINANCIALS — 28.7%
91,000	Air Lease Corp. 3.875%, 7/3/2023[1]	75,759
79,000	Ally Financial, Inc. 8.000%, 11/1/2031	91,537
64,000	Bank of America Corp. 6.500% (3-Month USD Libor+417 basis points), 10/29/2049[1,4,5]	67,520
122,000	Brookfield Finance LLC 4.000%, 4/1/2024[1,6]	121,420
96,000	Capital One Financial Corp. 3.750%, 7/28/2026[1]	89,651
83,000	CBRE Services, Inc. 5.250%, 3/15/2025[1]	89,359
55,000	Citigroup, Inc. 5.900% (3-Month USD Libor+423 basis points), 2/15/2023[1,4,5]	53,075
30,000	Digital Realty Trust LP 2.750%, 2/1/2023[1]	29,830
56,000	Discover Financial Services 3.850%, 11/21/2022	57,165
83,000	Equinix, Inc. 2.900%, 11/18/2026[1]	76,013
65,000	Fiserv, Inc. 4.400%, 7/1/2049[1]	68,788
103,000	Goldman Sachs Group, Inc. 3.545% (3-Month USD Libor+175 basis points), 10/28/2027[1,2]	92,706
	JPMorgan Chase & Co.
57,000	6.750% (3-Month USD Libor+378 basis points), 1/29/2049[1,4,5]	59,565
12,000	5.150% (3-Month USD Libor+325 basis points), 11/1/2168[1,4,5]	11,400
35,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[1]	31,314
35,000	Kilroy Realty LP 4.750%, 12/15/2028[1]	36,461
34,000	MetLife, Inc. 10.750%, 8/1/2039[1]	47,260

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$35,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[1]	$29,050
72,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[1]	69,840
57,000	Navient Corp. 5.000%, 3/15/2027[1]	49,003
73,000	Principal Financial Group, Inc. 3.700%, 5/15/2029[1]	75,324
124,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[1,5]	120,280
62,000	Raymond James Financial, Inc. 4.650%, 4/1/2030[1]	64,496
60,000	Springleaf Finance Corp. 7.125%, 3/15/2026	59,400
	Starwood Property Trust, Inc.
35,000	3.625%, 2/1/2021[1]	32,728
25,000	5.000%, 12/15/2021[1]	22,875
55,000	Synovus Financial Corp. 3.125%, 11/1/2022[1]	55,116
	VEREIT Operating Partnership LP
74,000	4.600%, 2/6/2024[1]	73,029
43,000	4.875%, 6/1/2026[1]	41,416
68,000	Vornado Realty LP 3.500%, 1/15/2025[1]	65,533
25,000	Wells Fargo & Co. 5.875% (3-Month USD Libor+399 basis points), 12/29/2049[1,4,5]	25,375
		1,882,288
	HEALTH CARE — 7.9%
	Boston Scientific Corp.
37,000	3.750%, 3/1/2026[1]	38,802
25,000	4.700%, 3/1/2049[1]	28,548
97,000	Bristol-Myers Squibb Co. 3.250%, 2/27/2027	102,246
74,000	Centene Corp. 4.750%, 1/15/2025[1]	74,184
36,000	Encompass Health Corp. 5.750%, 11/1/2024[1]	36,169
	HCA, Inc.
53,000	5.375%, 9/1/2026[1]	54,590
61,000	5.125%, 6/15/2039[1]	62,942

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[1]	$24,375
35,000	Perrigo Co. PLC 4.000%, 11/15/2023[1,6]	36,318
55,000	Pfizer, Inc. 2.625%, 4/1/2030[1]	57,831
		516,005
	INDUSTRIALS — 5.8%
50,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[1]	48,937
40,000	H&E Equipment Services, Inc. 5.625%, 9/1/2025[1]	37,100
65,000	Mobile Mini, Inc. 5.875%, 7/1/2024[1]	62,237
65,000	Northrop Grumman Corp. 5.150%, 5/1/2040[1]	82,488
46,000	Textron, Inc. 3.900%, 9/17/2029[1]	44,949
50,000	United Parcel Service, Inc. 5.300%, 4/1/2050[1]	65,503
35,000	United Rentals North America, Inc. 5.875%, 9/15/2026[1]	35,448
		376,662
	MATERIALS — 2.3%
45,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[1]	38,813
37,000	Mercer International, Inc. 6.500%, 2/1/2024[1]	31,450
24,000	Olin Corp. 5.500%, 8/15/2022	22,080
65,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[1]	58,662
		151,005
	TECHNOLOGY — 3.0%
36,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	38,160
25,000	Anixter, Inc. 5.125%, 10/1/2021	24,875
38,000	Corning, Inc. 5.450%, 11/15/2079[1]	39,002

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$107,000	Dell, Inc. 5.400%, 9/10/2040	$97,338
		199,375
	UTILITIES — 7.5%
35,000	AES Corp. 5.500%, 4/15/2025[1]	34,300
40,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[1]	37,000
	Dominion Energy, Inc.
113,000	2.715%, 8/15/2021[7]	111,350
29,000	3.375%, 4/1/2030[1]	28,709
13,000	DPL, Inc. 7.250%, 10/15/2021[1]	12,805
50,000	Interstate Power & Light Co. 4.100%, 9/26/2028[1]	55,953
64,000	NextEra Energy Capital Holdings, Inc. 2.900%, 4/1/2022	65,023
	Southern California Edison Co.
98,000	4.200%, 3/1/2029[1]	104,081
39,000	4.875%, 3/1/2049[1]	44,998
		494,219
	Total Corporate Bonds
	(Cost $6,013,719)	5,671,840
	SHORT-TERM INVESTMENTS — 4.2%
273,738	UMB Money Market Fiduciary, 0.01%[8]	273,738
	Total Short-Term Investments
	(Cost $273,738)	273,738
	TOTAL INVESTMENTS — 101.3%
	(Cost $7,055,538)	6,645,096
	Liabilities in Excess of Other Assets — (1.3)%	(85,997)
	TOTAL NET ASSETS — 100.0%	$6,559,099

LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Foreign security denominated in U.S. dollars.
[7]	Step rate security.
[8]	The rate is the annualized seven-day yield at period end.